Restructure - Additional Information (Detail) $ in Thousands	1 Months Ended			3 Months Ended					12 Months Ended
	Nov. 30, 2016 USD ($) Position	Oct. 31, 2016 USD ($) Position	Feb. 29, 2016 USD ($) Employee	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)
Restructuring and Related Activities [Abstract]
Restructuring costs (recovery)				$ (98)	$ 1,814	$ (31)	$ (8)	$ 431	$ 2,206	$ (267)
Reduction in workforce	5	14	11
Percentage of workforce reduction		48.00%	27.00%
Expenses on workforce reduction	$ 700	$ 1,000	$ 400						$ 1,100